Loans and other financial assets at amortized cost - Changes in allowances for credit losses on loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (486,850,601)
Changes in allowance account for credit losses of financial assets [abstract]
Ending balance	(549,165,419)	₩ (486,850,601)
Loans and receivables, category [member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(386,173,471)
Changes in allowance account for credit losses of financial assets [abstract]
Ending balance	(399,842,717)	(386,173,471)
Loans and receivables, category [member] | Allowance for credit losses | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,323,126)	(1,242,267)	₩ (672,636)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(155,984)	(134,787)	(246,530)
Transfer to lifetime expected credit losses	63,441	84,243	46,227
Transfer to credit-impaired financial assets	119,921	137,138	25,792
Net reversal (provision) of allowance for credit losses	68	(141,399)	(406,628)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	47	1,465	284
Interest income from impaired loans	0	0	0
Others	28,910	(27,519)	11,224
Changes due to business combinations	(25,041)
Ending balance	(1,291,764)	(1,323,126)	(1,242,267)
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(962,991)	(1,014,758)	(1,074,137)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	147,172	131,909	242,995
Transfer to lifetime expected credit losses	(79,413)	(90,222)	(56,541)
Transfer to credit-impaired financial assets	151,911	182,616	60,230
Net reversal (provision) of allowance for credit losses	(5,091)	(186,036)	(209,954)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	5,374	8,707	931
Interest income from impaired loans	0	0	0
Others	27,700	4,793	21,718
Changes due to business combinations	(26,655)
Ending balance	(741,993)	(962,991)	(1,014,758)
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,064,213)	(717,946)	(587,353)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	8,812	2,878	3,535
Transfer to lifetime expected credit losses	15,972	5,979	10,314
Transfer to credit-impaired financial assets	(271,832)	(319,754)	(86,022)
Net reversal (provision) of allowance for credit losses	(1,938,456)	(1,340,480)	(1,194,936)
Recovery	(119,730)	(121,893)	(143,392)
Charge-off	1,563,308	882,478	906,665
Disposal	466,043	464,761	326,522
Interest income from impaired loans	49,879	44,814	34,894
Others	133,615	34,950	11,827
Changes due to business combinations	(46,584)
Ending balance	(1,203,186)	(1,064,213)	(717,946)
Loans and receivables, category [member] | Allowance for credit losses | Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(228,330)	(196,845)	(147,876)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(34,745)	(27,467)	(25,553)
Transfer to lifetime expected credit losses	17,032	14,659	10,881
Transfer to credit-impaired financial assets	11,444	7,714	7,085
Net reversal (provision) of allowance for credit losses	22,945	(28,741)	(41,029)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	23	1,442	18
Interest income from impaired loans	0	0	0
Others	9,578	908	(371)
Changes due to business combinations	(2,536)
Ending balance	(204,589)	(228,330)	(196,845)
Loans and receivables, category [member] | Allowance for credit losses | Consumers | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(148,315)	(134,002)	(128,089)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	33,583	25,983	22,750
Transfer to lifetime expected credit losses	(19,243)	(17,333)	(12,892)
Transfer to credit-impaired financial assets	15,959	18,054	24,577
Net reversal (provision) of allowance for credit losses	(43,140)	(43,686)	(41,105)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	1,638	2,032	419
Interest income from impaired loans	0	0	0
Others	2,239	637	338
Changes due to business combinations	(184)
Ending balance	(157,463)	(148,315)	(134,002)
Loans and receivables, category [member] | Allowance for credit losses | Consumers | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(280,125)	(220,845)	(241,942)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	1,162	1,484	2,803
Transfer to lifetime expected credit losses	2,211	2,674	2,011
Transfer to credit-impaired financial assets	(27,403)	(25,768)	(31,662)
Net reversal (provision) of allowance for credit losses	(374,328)	(378,285)	(340,607)
Recovery	(45,352)	(61,554)	(65,639)
Charge-off	277,324	262,651	301,995
Disposal	92,299	75,603	114,643
Interest income from impaired loans	17,062	14,629	15,553
Others	34,898	49,286	22,000
Changes due to business combinations	(13,979)
Ending balance	(316,231)	(280,125)	(220,845)
Loans and receivables, category [member] | Allowance for credit losses | Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(971,499)	(947,688)	(453,621)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(88,031)	(76,352)	(190,665)
Transfer to lifetime expected credit losses	36,659	60,633	28,452
Transfer to credit-impaired financial assets	106,321	128,228	17,959
Net reversal (provision) of allowance for credit losses	(36,919)	(107,916)	(361,735)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	24	23	266
Interest income from impaired loans	0	0	0
Others	19,332	(28,427)	11,656
Changes due to business combinations	(22,505)
Ending balance	(956,618)	(971,499)	(947,688)
Loans and receivables, category [member] | Allowance for credit losses | Corporates | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(699,646)	(762,644)	(818,234)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	80,756	75,186	190,047
Transfer to lifetime expected credit losses	(49,487)	(63,280)	(36,229)
Transfer to credit-impaired financial assets	132,761	162,162	33,272
Net reversal (provision) of allowance for credit losses	52,189	(121,901)	(153,392)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	3,736	6,675	512
Interest income from impaired loans	0	0	0
Others	25,461	4,156	21,380
Changes due to business combinations	(26,471)
Ending balance	(480,701)	(699,646)	(762,644)
Loans and receivables, category [member] | Allowance for credit losses | Corporates | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(625,921)	(363,703)	(241,465)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	7,275	1,166	618
Transfer to lifetime expected credit losses	12,828	2,647	7,777
Transfer to credit-impaired financial assets	(239,082)	(290,390)	(51,231)
Net reversal (provision) of allowance for credit losses	(1,096,710)	(582,211)	(515,711)
Recovery	(47,208)	(36,318)	(44,043)
Charge-off	899,536	329,506	298,665
Disposal	300,492	297,533	172,519
Interest income from impaired loans	32,817	30,185	19,341
Others	98,717	(14,336)	(10,173)
Changes due to business combinations	(32,605)
Ending balance	(689,861)	(625,921)	(363,703)
Loans and receivables, category [member] | Allowance for credit losses | Credit card accounts
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(7,295)	(89)	(27)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of allowance for credit losses	(3,809)	(7,663)	(1,011)
Recovery	0	0	0
Charge-off	0	622	0
Disposal	7,002	837	949
Interest income from impaired loans	0	0	0
Others	(5,207)	(1,002)	0
Changes due to business combinations	0
Ending balance	(9,309)	(7,295)	(89)
Loans and receivables, category [member] | Allowance for credit losses | Credit card accounts | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(123,297)	(97,734)	(71,139)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	(33,208)	(30,968)	(30,312)
Transfer to lifetime expected credit losses	9,750	8,951	6,894
Transfer to credit-impaired financial assets	2,156	1,196	748
Net reversal (provision) of allowance for credit losses	14,042	(4,742)	(3,864)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Others	0	0	(61)
Changes due to business combinations	0
Ending balance	(130,557)	(123,297)	(97,734)
Loans and receivables, category [member] | Allowance for credit losses | Credit card accounts | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(115,030)	(118,112)	(127,814)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	32,833	30,740	30,198
Transfer to lifetime expected credit losses	(10,683)	(9,609)	(7,420)
Transfer to credit-impaired financial assets	3,191	2,400	2,381
Net reversal (provision) of allowance for credit losses	(14,140)	(20,449)	(15,457)
Recovery	0	0	0
Charge-off	0	0	0
Disposal	0	0	0
Interest income from impaired loans	0	0	0
Others	0	0	0
Changes due to business combinations	0
Ending balance	(103,829)	(115,030)	(118,112)
Loans and receivables, category [member] | Allowance for credit losses | Credit card accounts | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(158,167)	(133,398)	(103,946)
Changes in allowance account for credit losses of financial assets [abstract]
Transfer to 12-month expected credit losses	375	228	114
Transfer to lifetime expected credit losses	933	658	526
Transfer to credit-impaired financial assets	(5,347)	(3,596)	(3,129)
Net reversal (provision) of allowance for credit losses	(467,418)	(379,984)	(338,618)
Recovery	(27,170)	(24,021)	(33,710)
Charge-off	386,448	290,321	306,005
Disposal	73,252	91,625	39,360
Interest income from impaired loans	0	0	0
Others	0	0	0
Changes due to business combinations	0
Ending balance	₩ (197,094)	₩ (158,167)	₩ (133,398)